EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) $ in Millions			12 Months Ended
	Jul. 17, 2019	Jun. 01, 2017	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2017	Jun. 02, 2017
Equity Investments
Income/(Loss) from Equity Investments			$ 920,000,000	$ 714,000,000	$ 773,000,000
Equity Investments			6,506,000,000	7,113,000,000
TransGas
Equity Investments
Ownership interest percentage								46.50%
Grand Rapids
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets			101,000,000	102,000,000
Northern Courier pipeline
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets			$ 62,000,000
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest percentage			50.00%			50.00%
Income/(Loss) from Equity Investments			$ 12,000,000	12,000,000	11,000,000
Equity Investments			$ 79,000,000	71,000,000
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest percentage			50.00%			50.00%
Income/(Loss) from Equity Investments			$ 91,000,000	87,000,000	87,000,000
Equity Investments			$ 549,000,000	677,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets						$ 116	$ 115
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest percentage			47.50%			47.50%
Income/(Loss) from Equity Investments			$ 92,000,000	75,000,000	66,000,000
Equity Investments			$ 496,000,000	511,000,000
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest percentage		50.00%	50.00%			50.00%			0.66%
Income/(Loss) from Equity Investments			$ 54,000,000	60,000,000	59,000,000
Equity Investments			$ 241,000,000	291,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets						$ 40	$ 41
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Ownership interest percentage			0.00%			0.00%
Income/(Loss) from Equity Investments			$ 12,000,000	17,000,000	11,000,000
Equity Investments			0	256,000,000
U.S. Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments			15,000,000	17,000,000	17,000,000
Equity Investments			$ 112,000,000	113,000,000
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest percentage			60.00%			60.00%
Income/(Loss) from Equity Investments			$ 3,000,000	27,000,000	66,000,000
Equity Investments			600,000,000	627,000,000
Mexico Natural Gas Pipelines | TransGas
Equity Investments
Ownership interest percentage								0.00%
Income/(Loss) from Equity Investments			0	0	(12,000,000)
Equity Investments			$ 0	0
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest percentage			50.00%			50.00%
Income/(Loss) from Equity Investments			$ 56,000,000	65,000,000	17,000,000
Equity Investments			$ 1,028,000,000	1,028,000,000
Liquids Pipelines | Northern Courier pipeline
Equity Investments
Ownership interest percentage	15.00%		15.00%			15.00%
Income/(Loss) from Equity Investments			$ 14,000,000	0	0
Equity Investments			62,000,000	0
Liquids Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments			0	(1,000,000)	(20,000,000)
Equity Investments			19,000,000	21,000,000
Liquids Pipelines | Canaport Energy East Marine Terminal Limited Partnership
Equity Investments
Equity Investments			$ 0
Power and Storage | Bruce Power
Equity Investments
Ownership interest percentage			48.40%			48.40%
Income/(Loss) from Equity Investments			$ 527,000,000	311,000,000	434,000,000
Equity Investments			3,256,000,000	3,166,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets			$ 829,000,000	870,000,000
Power and Storage | Portlands Energy
Equity Investments
Ownership interest percentage			50.00%			50.00%
Income/(Loss) from Equity Investments			$ 35,000,000	36,000,000	31,000,000
Equity Investments			0	289,000,000
Difference between the carrying value of the investment and the underlying equity in the net assets			$ 76,000,000	73,000,000
Power and Storage | TransCanada Turbines
Equity Investments
Ownership interest percentage			50.00%			50.00%
Income/(Loss) from Equity Investments			$ 9,000,000	8,000,000	$ 6,000,000
Equity Investments			$ 64,000,000	$ 63,000,000
Disposal group, disposed of by sale, not discontinued operations | Iroquois
Equity Investments
Ownership interest sold		49.34%
Northern Courier pipeline | Disposal group, disposed of by sale, not discontinued operations
Equity Investments
Ownership interest sold	85.00%